Distribution of Profit	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Distribution of Profit
9.	DISTRIBUTION OF PROFIT

(a)	Dividends

The Company did not propose or pay any dividends on the outstanding Common Stock for the years ended December 31, 2014, 2015 and 2016.

(b)	Profit appropriation

As of December 31, 2015 and 2016, the Company had no distributable reserves.